As filed with the Securities and Exchange Commission on October 5, 2006
                                     Investment Company Act File number 811-4265




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200


Date of fiscal year end:   January 31


Date of reporting period:  July 31, 2006

ITEM 1: REPORT TO STOCKHOLDERS



--------------------------------------------------------------------------------


                                          600 FIFTH AVENUE, NEW YORK, N.Y. 10020
                                                                  (212) 830-5200
CONNECTICUT
DAILY TAX FREE
INCOME FUND, INC.
================================================================================


Dear Shareholder:




We are pleased to present the semi-annual report of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") for the period February 1, 2006 through July 31, 2006.


The Fund had net assets of $84,812,126 and 329 active shareholders.


We thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,
\s\Steven W. Duff





Steven W. Duff
President


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JULY 31, 2006
(UNAUDITED)

================================================================================


As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2006 through July 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value   Ending Account Value
         Class A Shares                       2/01/06                  7/31/06         Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00                $1,011.50                 $4.84
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000.00                $1,019.98                 $4.86
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value   Ending Account Value
         Class B Shares                       2/01/06                  7/31/06         Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00                $1,012.50                 $3.84
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000.00                $1,020.98                 $3.86
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value   Ending Account Value
         JPMorgan Select Shares               2/01/06                  7/31/06         Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00                $1,011.50                 $4.79
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000.00                $1,020.03                 $4.81


* Expenses are equal to the Fund's annualized expense ratios of 0.97%, 0.77% and 0.96% for the Class A, Class B and JPMorgan Shares, respectively, multiplied by the average account value over the period (February 1, 2006 through July 31, 2006), multiplied by 181/365 (to reflect the six month period).

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2006
(UNAUDITED)

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (2.18%)
------------------------------------------------------------------------------------------------------------------------------------

$ 1,850,000   Weston, CT ROCs ll R Trusts - Series 6501                         08/10/06    3.45%   $ 1,850,000     VMIG-1
-----------                                                                                         -----------
 1,850,000    Total Put Bonds                                                                         1,850,000
----------                                                                                          -----------

Tax Exempt Commercial Paper (4.72%)
--------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   State of Connecticut HEFA RB (Yale University)                    08/03/06    3.54%   $ 4,000,000     VMIG-1    A-1+
 ----------                                                                                         -----------
  4,000,000   Total Tax Exempt Commercial Paper                                                       4,000,000
 ----------                                                                                         -----------

Tax Exempt General Obligation Notes & Bonds (35.06%)
--------------------------------------------------------------------------------------------------------------------------

$ 2,000,000   Bethel, CT BAN                                                    07/31/07    3.73%   $ 2,014,840     MIG-1
  2,800,000   Connecticut State HEFA P-Float PT -905
              Insured by FGIC                                                   02/08/07    3.45      2,800,000     P1        A1
  6,190,000   Derby, CT BAN (c)                                                 10/03/06    3.20      6,200,989
  1,695,000   East Lyme, CT                                                     07/19/07    3.72      1,701,376     MIG-1
  2,000,000   Fairfield, CT BAN                                                 07/26/07    3.70      2,015,169     MIG-1     SP-1+
  1,735,000   Hamden, CT BAN                                                    07/27/07    3.73      1,741,503     MIG-1     SP-1+
  2,230,000   Ledyard, CT BAN (c)                                               10/27/06    2.98      2,235,261
  1,000,000   North St. Paul Maplewood, MN, CT BAN (c)                          08/13/07    3.85      1,006,426
  2,000,000   Regional School District No. 5, CT                                11/29/06    3.25      2,007,958     MIG-1
  5,000,000   Town of Stonington, CT (c)                                        10/12/06    2.97      5,009,979
  3,000,000   Trumbull, CT BAN                                                  09/12/06    2.93      3,003,586     MIG-1     SP-1+
-----------                                                                                          -----------
 29,650,000   Total Tax Exempt General Obligation Notes & Bonds                                      29,737,087
-----------                                                                                          -----------

Variable Rate Demand Instruments (d) (56.97%)
--------------------------------------------------------------------------------
$ 3,500,000   Butler County, PA IDA RB
              (Concordia Lutheran Ministries) - Series 2000B
              Insured by Radian Asset Assurance                                 08/01/30    3.66%   $ 3,500,000               A-1+

  3,000,000   Connecticut HEFA RB (Kingswood-Oxford School Issue) - Series B
              LOC Allied Irish Bank                                             07/01/30    3.64      3,000,000     VMIG-1

  1,430,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project)
              LOC Wachovia Bank, N.A.                                           06/01/18    3.79      1,430,000     P-1       A-1+

    500,000   Connecticut State Development Authority IDRB
              (Gerber Garment Technology, Inc.) - Series 1984
              LOC Wachovia Bank, N.A.                                           12/01/14    3.64        500,000               A-1+

  2,000,000   Connecticut State GO - Series 515                                 12/15/13    3.66      2,000,000     VMIG-1

  2,420,000   Connecticut State HEFA (Salisbury School Issue) - Series B
              LOC Fleet Bank                                                    07/01/34    3.61      2,420,000               A-1

--------------------------------------------------------------------------------
   The accompaning notes are an intergral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2006
(UNAUDITED)

================================================================================


                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d) (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

$ 3,000,000   Connecticut State HEFA (Hospital of St. Raphael Issue) - Series M

              LOC KBC Bank N.V.                                                 07/01/24    3.61%   $ 3,000,000     VMIG-1     A-1

  2,880,000   Connecticut State HEFA (Eastern Connecticut Health) -  Series B
              LOC Comerica Bank                                                 07/01/34    3.66      2,880,000     VMIG-1     A-1+

  1,500,000   Connecticut State HEFA (University of New Haven) - Series 2005E
              LOC Wachovia Bank, N.A.                                           07/01/35    3.64      1,500,000                A-1+

  2,000,000   Connecticut State HEFA (Yale University) -  Series T              07/01/29    3.60      2,000,000     VMIG-1     A-1+

  1,160,000   Connecticut State HEFA RB
              (Mansfield Center for Nursing and Rehabilitation) - Series B
              LOC Bank of America, N.A.                                         07/01/22    3.62      1,160,000                A-1+

  1,000,000   Connecticut State HEFA RB (Quinnipiac University) - Series 2001F
              Insured by Radian Asset Assurance                                 07/01/31    3.63      1,000,000                A-1+

  1,000,000   Connecticut State HEFA RB (Quinnipiac University) - Series G
              LOC JPMorgan Chase Bank, N.A.                                     07/01/23    3.62      1,000,000     VMIG-1     A-1+

  1,300,000   Connecticut State HFA
              (Housing Mortgage Finance Program Bonds) - Series 2002B
              Insured by AMBAC Assurance Corp.                                  05/15/33    3.65      1,300,000     VMIG-1     A-1+

  1,000,000   Connecticut State HFA
              (Housing Mortgage Finance Program) - Series 2001A-3
              Insured by AMBAC Assurance Corp.                                  05/15/32    3.65      1,000,000     VMIG-1     A-1+

  1,500,000   Connecticut State HFA
              (Housing Mortgage Finance Program) - Series 2001B-3
              Insured by AMBAC Assurance Corp.                                  11/15/31    3.64      1,500,000     VMIG-1     A-1+

  3,000,000   Connecticut State HFA (ROCs II - R Trust - Series 402)            11/15/33    3.71      3,000,000     VMIG-1

  2,000,000   Connecticut State HFA (ROCs II - R Trust - Series 596)
              Insured by MBIA Insurance Corp.                                   06/01/14    3.67      2,000,000     VMIG-1

  1,550,000   Floaters Trust - Series 2003 M4J (Commonwealth of Puerto Rico
              Public Improvement Refunding Bond) - Series 2003C
              Insured by FSA.                                                   07/01/21    3.65      1,550,000     VMIG-1

    400,000   Floaters Trust - Series 2005 K3 (Metropolitan Transportation
              Authority Transportation RB - Series 2005B)
              Insured by MBIA Insurance Corp.                                   11/15/35    3.65        400,000     P-1        A-1

  1,000,000   Fulton County, KY Industrial Buliding RB
              LOC Branch Bank & Trust Company                                   07/01/26    3.78      1,000,000     P-1        A-1+


--------------------------------------------------------------------------------
   The accompaning notes are an intergral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

$   430,000   New Britain, CT GO -  Series 2000B
              Insured by AMBAC Assurance Corp.                                  04/01/20    3.65%   $   430,000                A-1+

  3,000,000   Puerto Rico Electric Power Authority - Series SGA 43
              Insured by MBIA Insurance Corp.                                   07/01/22    3.62      3,000,000                A-1+

  3,000,000   State of Connecticut HEFA RB (Greenwich Family YMCA - A)

              LOC Bank of New York                                              07/01/35    3.67      3,000,000     VMIG-1

  3,400,000   State of Connecticut HEFA  RB (Hotchkiss School) - Series A       07/01/30    3.64      3,400,000     VMIG-1     A-1+

    850,000   TOCs (TICs/TOCs Trust Series 2001-1) Puerto Rico Infrastructure
              Financing Authority Special Obligation Bonds - Series 2000A       04/01/27    3.65        850,000                A-1+

    500,000   TOCs (TICs/TOCs Trust Series 2001-1) Puerto Rico Public
              Improvement Refunding Bonds - Series 2001
              Insured by FSA                                                    07/0127     3.65        500,000                A-1+
-----------                                                                                         -----------
 48,320,000   Total Variable Rate Demand Instruments                                                 48,320,000
-----------                                                                                         -----------
              Total Investments (98.93%) (cost $83,907,087+)                                         83,907,087
              Cash and Other Assets, Net of Liabilities (1.07%)                                         905,039
                                                                                                    -----------
              Net Assets (100.00%)                                                                  $84,812,126
                                                                                                    ===========
              + Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
   The accompaning notes are an intergral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2006
(UNAUDITED)

================================================================================

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) Securities that are not rated which the fund's adviser has determined to be of comparable quality to those rated securities in which the fund invests.

(d) Securities payable on demand at par including accrued interest and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

     BAN     =  Bond Anticipation Note                               IDRB   =   Industrial Development Revenue Bond
     FSA     =  Financial Security Assurance                         LOC    =   Letter of Credit
     FGIC    =  Financial Guaranty Insurance Company                 RB     =   Revenue Bond
     GO      =  General Obligation                                   ROCs   =   Reset Option Certificates
     HEFA    =  Health and Education Facilities Authority            TICs   =   Trust Inverse Certificates
     HFA     =  Housing Finance Authority                            TOCs   =   Tender Option Certificates
     IDA     =  Industrial Development Authority

Breakdown of Portfolio Holdings by State:

-------------------------- ---------------------------- ------------------------
       States                       Value                  % of Portfolio
-------------------------- ---------------------------- ------------------------

  Connecticut                  $72,100,661                     85.93%
  Kentucky                       1,000,000                      1.19
  Minnesota                      1,006,426                      1.20
  New York                         400,000                      0.48
  Pennsylvania                   3,500,000                      4.17
  Puerto Rico                    5,900,000                      7.03
--------------------------------------------------------------------------------
  Total                        $83,907,087                    100.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   The accompaning notes are an intergral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2006
(UNAUDITED)

================================================================================

ASSETS:
   Investments in securities, at amortized cost (Note 1)...............................    $    83,907,087
   Cash................................................................................            363,824
   Securities sold receivable..........................................................          1,900,000
   Accrued interest receivable.........................................................            745,528
   Prepaid expenses....................................................................             10,202
                                                                                           ---------------
         Total assets..................................................................         86,926,641
                                                                                           ---------------

LIABILITIES:

   Payable to affiliates*..............................................................             25,759
   Payable to securities purchases....................................................           2,014,840
   Accrued expenses....................................................................              3,148
   Dividends payable...................................................................             70,768
                                                                                           ---------------
         Total liabilities.............................................................          2,114,515
                                                                                           ---------------
   Net assets..........................................................................    $    84,812,126
                                                                                           ===============

SOURCE OF NET ASSETS:

   Net capital paid in on shares of capital stock (Note 3).............................    $    84,813,724
   Accumulated net realized loss.......................................................             (1,598)
                                                                                           ---------------
   Net assets..........................................................................    $    84,812,126
                                                                                           ===============
   Net asset value, per share (Note 3):

     Class A shares, ($53,570,063 applicable to 53,582,637 shares outstanding).........           $   1.00
                                                                                                  ========

     Class B shares, ($25,186,322 applicable to 25,192,234 shares outstanding).........           $   1.00
                                                                                                  ========

     JPMorgan Select shares, ($6,055,741 applicable to 6,057 shares outstanding).......           $   1.00
                                                                                                  ========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTH ENDED JULY 31, 2006
(UNAUDITED)
================================================================================

INVESTMENT INCOME

Income:
  Interest.............................................................................     $    1,825,156
                                                                                            --------------
Expenses: (Note 2)
  Investment management fee...........................................................            167,854
  Administration fee..................................................................            117,497
  Shareholder servicing fee (Class A shares)..........................................             61,785
  Shareholder servicing fee (JPMorgan Select shares)..................................             25,249
  Custodian expenses..................................................................              5,681
  Shareholder servicing and related shareholder expenses+.............................             39,023
  Legal, compliance and filing fees...................................................             36,954
  Audit and accounting................................................................             65,652
  Directors' fees and expenses........................................................              9,313
  Miscellaneous.......................................................................              4,313
                                                                                           --------------
    Total expenses....................................................................            533,321
    Less: Expenses paid indirectly....................................................              (193)
    Less: Fees waived.................................................................             (18,851)
                                                                                           --------------
    Net expenses......................................................................            514,277
                                                                                           --------------
Net investment income.................................................................          1,310,879
                                                                                           --------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments.......................................................             (1,598)
                                                                                            --------------
Increase in net assets from operations.................................................     $    1,309,281
                                                                                            ==============

+    Includes class specific transfer agency expenses of $15,446, $6,217 and $6,312 for Class A, Class B, and
     JPMorgan Select shares, respectively.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)
================================================================================


                                                                       Six Months                       Year
                                                                          Ended                         Ended
                                                                      July 31, 2006                  January 31
                                                                       (Unaudited)                      2006
                                                                        ---------               -----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income......................................       $     1,310,879            $       1,964,143
   Net realized gain on investments...........................               (1,598)                        6,476
                                                                     ---------------            -----------------
   Increase in net assets from operations.....................             1,309,281                    1,970,619

Dividends to shareholders from net investment income:*
   Class A shares.............................................              (713,457)                    (963,437)
   Class B shares.............................................              (311,306)                    (512,090)
   JPMorgan Select shares.....................................              (286,116)                    (488,616)
                                                                     ---------------             ----------------
   Total dividend to shareholders.............................            (1,310,879)                  (1,964,143)

Distributions to shareholders from realized gains on investments:
   Class A shares.............................................                   -0-                       (3,239)
   Class B shares.............................................                   -0-                       (1,465)
   JPMorgan Select shares.....................................                   -0-                       (1,772)
                                                                     ---------------             ----------------
   Total dividend to shareholders.............................                   -0-                       (6,476)

Capital share transactions (Note 3):
   Class A shares.............................................            (7,418,811)                  (9,085,215)
   Class B shares.............................................                (3,677)                    (289,513)
   JPMorgan Select shares.....................................           (28,114,324)                  (4,610,392)
                                                                     ---------------             ----------------
   Total capital share transactions...........................           (35,536,812)                 (13,985,120)
                                                                     ---------------             ----------------
   Total increase (decrease)  ................................           (35,538,410)                 (13,985,120)

Net assets:
   Beginning of period........................................           120,350,536                   134,335,656
                                                                     ---------------             -----------------
   End of period..............................................       $    84,812,126             $     120,350,536
                                                                     ===============             =================
Undistributed net investment income...........................       $           -0-             $             -0-
                                                                     ===============             =================

* Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENST
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax-exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan Select shares. The Class A and JPMorgan Select shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------



================================================================================
1. Summary of Accounting Policies (continued)

e) General -
   Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements (with respect to all classes) and Shareholder Servicing Agreements (with respect to Class A and JPMorgan Select shares only). For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the period ended July 31, 2006, the managers voluntarily waived the following fees:



Advisory fees.............................................   $    2,693
Administrative fees.......................................       16,158
                                                             ----------
    Total.................................................   $   18,851
                                                             ==========

The Manager has no right to recoup prior fees waived.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. Effective January 1, 2006, the Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead Director will receive an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $28,182 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, B and JPMorgan Select shares of the Fund. For the period ended July 31, 2006 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A, B and JPMorgan select shares of the Fund.

For the period ended July 31, 2006, the breakdown of expenses paid indirectly by the Fund were as follows:


Custodian expenses........................................   $    193
                                                             --------
    Total.................................................   $    193
                                                             ========

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENST (CONTINUED)
(UNAUDITED)
================================================================================

3. Capital Stock

At July 31, 2006, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                   Six Months                           Year
                                                     Ended                              Ended
Class A shares                                   July 31, 2006                    January 31, 2006
--------------                                   -------------                   -----------------
Sold......................................         121,780,691                        234,990,278
Issued on reinvestment of dividends.......             567,884                            724,520
Redeemed..................................        (129,767,386)                      (244,800,013)
                                                 -------------                   ----------------
Net increase (decrease)...................          (7,418,811)                        (9,085,215)
                                                 =============                   ================

Class B shares
--------------
Sold......................................          66,203,152                        161,653,806
Issued on reinvestment of dividends.......             309,631                            498,653
Redeemed..................................         (66,516,460)                      (162,441,972)
                                                 -------------                   ----------------
Net increase (decrease)...................              (3,677)                          (289,513)
                                                 ==============                  =================

JPMorgan Select shares
----------------------
Sold........................................        39,842,305                         95,080,350
Issued on reinvestment of dividends.........           309,902                            473,020
Redeemed....................................       (68,266,531)                      (100,163,762)
                                                  --------------                 -----------------
Net increase (decrease).....................       (28,114,324)                        (4,610,392)
                                                  ==============                 =================

4. Tax Information

The tax character of all distributions paid during the years ended January 31, 2006 and 2005 were as follows:

                                                         2006                      2005
                                                         ----                      ----
     Tax-exempt income...............................  $ 1,964,143                $ 496,322
     Long-term capital gain..........................        6,476                      -0-


At January 31, 2006, as permitted under federal income tax regulations, the Fund elected to defer $16,769 of post-October net capital losses. At January 31, 2006, the Fund had no distributable earnings.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 48% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------



================================================================================

6. Financial Highlights




                                                    Six Months
                                                      Ended                              Year Ended January 31,
Class A shares                                    July 31, 2006      -----------------------------------------------------------
--------------                                     (Unaudited)         2006        2005         2004         2003         2002
                                                    ---------        --------    --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............    $  1.00          $  1.00     $  1.00      $  1.00      $  1.00      $  1.00
                                                    ---------        --------    --------     --------     --------     --------
Income from investment operations:
    Net investment income.......................       0.011            0.015       0.003        0.001        0.005        0.017
    Net realized and unrealized gain (loss)
      on investments............................       0.000            0.000       --           0.000        0.000        0.000
                                                    ---------        --------    --------     --------     --------     --------
    Total from investment operations............       0.011            0.015       0.003        0.001        0.005        0.017
Less distributions from:
    Dividends from net investment income........      (0.011)          (0.015)     (0.003)      (0.001)      (0.005)      (0.017)
    Net realized gains on investments...........       --               0.000       --           0.000        0.000         --
                                                    ---------        --------    --------     --------     --------     --------
    Total Distributions.........................      (0.011)          (0.015)     (0.003)      (0.001)      (0.005)      (0.017)
                                                    ---------        --------    --------     --------     --------     --------
Net asset value, end of period..................    $  1.00          $  1.00     $  1.00      $  1.00      $  1.00      $  1.00
                                                    =========        ========    ========     ========     ========     ========
Total Return....................................       1.15%(a)         1.54%       0.33%        0.15%        0.54%        1.73%

Ratios/Supplemental Data
Net assets, end of period (000).................    $  53,570        $ 60,992    $ 70,077     $ 74,910     $ 80,465     $  73,847
Ratios to average net assets:
    Expenses (net of fees waived) (b)...........       0.97% (c)       0.93%       0.93%        0.93%        0.91%        0.86%
    Net investment income.......................       2.31% (c)       1.51%       0.32%        0.15%        0.53%        1.83%
    Advisor & Administrative fees waived........       0.03  (c)        --         --            --           --           --
    Shareholder servicing fees waived...........        --              --         0.01%        0.02%         --           --
    Expenses paid indirectly....................       0.00% (c)       0.00%       0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENST (CONTINUED)
(UNAUDITED)
================================================================================

6. Financial Highlights (Continued)




                                                    Six Months
                                                      Ended                            Year Ended January 31,
Class B shares                                    July 31, 2006    ------------------------------------------------------------
--------------                                     (Unaudited)       2006        2005         2004         2003         2002
                                                    ---------      --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............    $   1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    ---------      --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income.......................        0.012         0.017        0.005        0.003        0.007        0.020
    Net realized and unrealized gain (loss)
      on investments............................        0.000         0.000          --         0.000        0.000        0.000
                                                    ---------      --------     --------     --------     --------     --------
    Total from investment operations............        0.012         0.017        0.005        0.003        0.007        0.020
Less distributions from:
    Dividends from net investment income........       (0.012)       (0.017)      (0.005)      (0.003)      (0.007)      (0.020)
    Net realized gains on investments...........        --            0.000          --         0.000        0.000         --
                                                    ---------      --------     --------     --------     --------     --------
    Total Distributions.........................       (0.012)       (0.017)      (0.005)      (0.003)      (0.007)      (0.020)
                                                    ---------      --------     --------     --------     --------     --------
Net asset value, end of period..................    $   1.00       $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                    =========      ========     ========     ========     ========     ========
Total Return....................................        1.25%(a)      1.75%        0.52%        0.33%        0.75%         1.97%

Ratios/Supplemental Data
Net assets, end of period (000).................    $  25,186      $ 25,192     $ 25,482     $ 22,735     $ 27,589     $ 31,453
Ratios to average net assets:
  Expenses, net of fees waived (b)..............        0.77%(c)      0.73%        0.74%        0.76%        0.70%         0.63%
  Net investment income.........................        2.50%(c)      1.73%        0.54%        0.32%        0.75%         1.98%
  Advisor & Administration fees waived                  0.03%(c)       --           --           --           --            --
  Expenses paid indirectly......................        0.00%(c)      0.00%        0.00%        0.00%        0.00%         0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------



================================================================================

6. Financial Highlights (Continued)

                                                    Six Months
                                                      Ended                            Year Ended January 31,
JPMorgan Select Shares                            July 31, 2006   ------------------------------------------------------------
----------------------                             (Unaudited)      2006         2005         2004         2003         2002
                                                    ---------     --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............    $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    ---------     --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income.......................       0.011         0.015        0.003        0.001        0.005        0.017
    Net realized and unrealized gain (loss)
      on investments............................       0.000         0.000          --         0.000        0.000        0.000
                                                    ---------     --------     --------     --------     --------     --------
    Total from investment operations............       0.011         0.015        0.003        0.001        0.005        0.017
Less distributions from:
    Dividends from net investment income........      (0.011)       (0.015)      (0.003)      (0.001)      (0.005)      (0.017)
    Net realized gains on investments...........        --           0.000          --         0.000        0.000         --
                                                    ---------     --------     --------     --------     --------     --------
    Total Distributions.........................      (0.011)       (0.015)      (0.003)      (0.001)      (0.005)      (0.017)
                                                    ---------     --------     --------     --------     --------     --------
Net asset value, end of period..................    $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    =========     ========     ========     ========     ========     ========
Total Return....................................       1.15%(a)      1.54%        0.33%        0.15%        0.54%        1.73%

Ratios/Supplemental Data
Net assets, end of period (000).................    $   6,056     $ 34,167     $ 38,777     $ 35,433     $ 72,984     $  68,830
Ratios to average net assets:
  Expenses, net of fees waived (b)..............       0.96%(c)      0.93%        0.93%        0.93         0.91%        0.86%
  Net investment income.........................       2.27%(c)      1.51%        0.32%        0.15%        0.53%        1.83%
  Advisor & Administration fees waived..........       0.03%(c)       --           --           --           --           --
  Shareholder servicing fees waived.............         --           --          0.001        0.02%         --           --
  Expenses paid indirectly......................       0.00%(c)      0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

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














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
















                     [This Page Intentionally Left Blank.]

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------



                                                          CONNECTICUT
                                                          DAILY
                                                          TAX FREE
                                                          INCOME
                                                          FUND, INC.
Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor
     Brokklyn, New York 11217
                                                        Semi-Annual Report
                                                           July 31, 2006
Transfer Agent &                                             (Unaudited)
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

CT7/06S

ITEM 2:    CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Connecticut Daily Tax Free Income Fund, Inc.

By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary
Date: October 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President
Date: October 5, 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer
Date: October 5, 2006

* Print the name and title of each signing officer under his or her signature.